Related undertakings - Summary of full list of related parties - Japan to United Kingdom (Details)	Dec. 31, 2024
Japan | Elsevier Japan KK | Ordinary
Related party transactions
Company name	Elsevier Japan KK
Percentage of undertaking	100.00%
Reg office	JPN1
Japan | LexisNexis Japan KK | Ordinary
Related party transactions
Company name	LexisNexis Japan KK
Percentage of undertaking	100.00%
Reg office	JPN2
Japan | RX Japan Ltd | Ordinary
Related party transactions
Company name	RX Japan Ltd
Percentage of undertaking	100.00%
Reg office	JPN2
Kingdom of Saudi Arabia | RX Arabia LLC | Ordinary
Related party transactions
Company name	RX Arabia LLC
Percentage of undertaking	100.00%
Reg office	KSA1
Korea (Republic of) | Elsevier Korea LLC | Ordinary
Related party transactions
Company name	Elsevier Korea LLC
Percentage of undertaking	100.00%
Reg office	KOR1
Korea (Republic of) | LexisNexis Legal and Professional Service Korea Limited | Ordinary
Related party transactions
Company name	LexisNexis Legal and Professional Service Korea Limited
Percentage of undertaking	100.00%
Reg office	KOR1
Korea (Republic of) | Reed Exhibitions Korea Limited | Ordinary
Related party transactions
Company name	Reed Exhibitions Korea Limited
Percentage of undertaking	100.00%
Reg office	KOR2
Korea (Republic of) | Reed Exporum Limited | Ordinary
Related party transactions
Company name	Reed Exporum Limited (60%)
Percentage of undertaking	60.00%
Reg office	KOR3
Korea (Republic of) | Reed K. Fairs Limited | Ordinary
Related party transactions
Company name	Reed K. Fairs Limited (70%)
Percentage of undertaking	70.00%
Reg office	KOR4
Macau | Reed Exhibitions Macau Limited | Ordinary
Related party transactions
Company name	Reed Exhibitions Macau Limited
Percentage of undertaking	100.00%
Reg office	MAC1
Malaysia | LexisNexis Malaysia Sdn Bhd | Ordinary
Related party transactions
Company name	LexisNexis Malaysia Sdn Bhd
Percentage of undertaking	100.00%
Reg office	MYS1
Mexico | Human API Technologies, S. de R.L. de C.V. | Fixed
Related party transactions
Company name	Human API Technologies, S. de R.L. de C.V.
Percentage of undertaking	100.00%
Reg office	MEX2
Mexico | Masson-Doyma Mexico, S.A. | Ordinary
Related party transactions
Company name	Masson-Doyma Mexico, S.A.
Percentage of undertaking	100.00%
Reg office	MEX1
Mexico | Reed Exhibitions Mexico S.A. de C.V. | Fixed
Related party transactions
Company name	Reed Exhibitions Mexico S.A. de C.V.
Percentage of undertaking	100.00%
Reg office	MEX1
Netherlands | AGRM Solutions C.V. | Partnership Interest
Related party transactions
Company name	AGRM Solutions C.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | Caselex B.V. | Ordinary
Related party transactions
Company name	Caselex B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | Elsevier B.V. | Ordinary
Related party transactions
Company name	Elsevier B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | ICIS Benchmarking Europe B.V. | Ordinary
Related party transactions
Company name	ICIS Benchmarking Europe B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | LexisNexis Business Information Solutions B.V. | Ordinary
Related party transactions
Company name	LexisNexis Business Information Solutions B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | LNRS Data Services B.V. | Ordinary
Related party transactions
Company name	LNRS Data Services B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | Misset Uitgeverij B.V. | Ordinary
Related party transactions
Company name	Misset Uitgeverij B.V. (49%)
Percentage of undertaking	49.00%
Reg office	NLD2
Netherlands | RELX Employment Company B.V. | Ordinary
Related party transactions
Company name	RELX Employment Company B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | RELX Finance B.V. | Ordinary
Related party transactions
Company name	RELX Finance B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | RELX Holdings B.V. | Ordinary
Related party transactions
Company name	RELX Holdings B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | RELX Nederland B.V. | Ordinary
Related party transactions
Company name	RELX Nederland B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
Netherlands | RELX Overseas B.V. | Ordinary RE
Related party transactions
Company name	RELX Overseas B.V.
Percentage of undertaking	100.00%
Reg office	NLD1
New Zealand | LexisNexis NZ Limited | Ordinary
Related party transactions
Company name	LexisNexis NZ Limited
Percentage of undertaking	100.00%
Reg office	NZL1
Philippines | Reed Elsevier Shared Services (Philippines) Inc. | Common
Related party transactions
Company name	Reed Elsevier Shared Services (Philippines) Inc.
Percentage of undertaking	100.00%
Reg office	PHL1
Poland | AI Digital Contracts Sp. z.o.o. | Ordinary
Related party transactions
Company name	AI Digital Contracts Sp. z.o.o.
Percentage of undertaking	100.00%
Reg office	POL1
Poland | Elsevier Sp. z.o.o. | Ordinary
Related party transactions
Company name	Elsevier Sp. z.o.o.
Percentage of undertaking	100.00%
Reg office	POL2
Singapore | Elsevier (Singapore) Pte Limited | Ordinary
Related party transactions
Company name	Elsevier (Singapore) Pte Limited
Percentage of undertaking	100.00%
Reg office	SGP1
Singapore | LNRS Data Services Pte Limited | Ordinary
Related party transactions
Company name	LNRS Data Services Pte Limited
Percentage of undertaking	100.00%
Reg office	SGP1
Singapore | RE (HAPL) Pte Limited | Ordinary
Related party transactions
Company name	RE (HAPL) Pte Limited
Percentage of undertaking	100.00%
Reg office	SGP1
Singapore | RELX (Singapore) Pte Limited | Ordinary
Related party transactions
Company name	RELX (Singapore) Pte Limited
Percentage of undertaking	100.00%
Reg office	SGP2
South Africa | LexisNexis (Pty) Limited | Ordinary
Related party transactions
Company name	LexisNexis (Pty) Limited (78%)
Percentage of undertaking	78.00%
Reg office	ZAF1
South Africa | LexisNexis Risk Management (Pty) Limited | Ordinary
Related party transactions
Company name	LexisNexis Risk Management (Pty) Limited (78%)
Percentage of undertaking	78.00%
Reg office	ZAF1
South Africa | LexisNexis South Africa Shared Services (Pty) Limited | Ordinary
Related party transactions
Company name	LexisNexis South Africa Shared Services (Pty) Limited
Percentage of undertaking	100.00%
Reg office	ZAF1
South Africa | Reed Events Management (Pty) Limited | Ordinary
Related party transactions
Company name	Reed Events Management (Pty) Limited (90%)
Percentage of undertaking	90.00%
Reg office	ZAF1
South Africa | Reed Exhibitions (Pty) Limited | Ordinary
Related party transactions
Company name	Reed Exhibitions (Pty) Limited (90%)
Percentage of undertaking	90.00%
Reg office	ZAF1
South Africa | Reed Exhibitions Group (Pty) Limited | Ordinary
Related party transactions
Company name	Reed Exhibitions Group (Pty) Limited (90%)
Percentage of undertaking	90.00%
Reg office	ZAF1
South Africa | Reed Venue Management (Pty) Limited | Ordinary
Related party transactions
Company name	Reed Venue Management (Pty) Limited (90%)
Percentage of undertaking	90.00%
Reg office	ZAF1
South Africa | RELX (Pty) Limited | Ordinary
Related party transactions
Company name	RELX (Pty) Limited
Percentage of undertaking	100.00%
Reg office	ZAF1
Spain | Elsevier Espana S.L.U | Participations
Related party transactions
Company name	Elsevier Espana S.L.U
Percentage of undertaking	100.00%
Reg office	ESP1
Sweden | Behaviometrics AB | A, B, and C shares
Related party transactions
Company name	Behaviometrics AB
Percentage of undertaking	100.00%
Reg office	SWE1
Taiwan | Elsevier Taiwan LLC | Ordinary
Related party transactions
Company name	Elsevier Taiwan LLC
Percentage of undertaking	100.00%
Reg office	TWN1
Thailand | Reed Tradex Company Limited | Ordinary
Related party transactions
Company name	Reed Tradex Company Limited (49%)
Percentage of undertaking	49.00%
Reg office	THA1
Thailand | RELX Holding (Thailand) Co., Limited | Ordinary
Related party transactions
Company name	RELX Holding (Thailand) Co., Limited
Percentage of undertaking	100.00%
Reg office	THA2
Thailand | RELX Information Analytics (Thailand) Co., Limited | Ordinary
Related party transactions
Company name	RELX Information Analytics (Thailand) Co., Limited
Percentage of undertaking	100.00%
Reg office	THA3
Turkey | Elsevier STM Bilgi Hizmetleri Limited Sirketi | Ordinary
Related party transactions
Company name	Elsevier STM Bilgi Hizmetleri Limited Sirketi
Percentage of undertaking	100.00%
Reg office	TUR1
Turkey | Reed Tuyap Fuarcilik A.S. | A Ordinary, B Ordinary
Related party transactions
Company name	Reed Tuyap Fuarcilik A.S. (50%)
Percentage of undertaking	50.00%
Reg office	TUR2
United Arab Emirates | Reed Exhibitions FZ-LLC | Ordinary
Related party transactions
Company name	Reed Exhibitions FZ-LLC
Percentage of undertaking	100.00%
Reg office	UAE1
United Arab Emirates | RELX Middle East FZ-LLC | Ordinary
Related party transactions
Company name	RELX Middle East FZ-LLC
Percentage of undertaking	100.00%
Reg office	UAE2
United Kingdom | Aistemos Limited | Ordinary
Related party transactions
Company name	Aistemos Limited
Percentage of undertaking	100.00%
Reg office	GBR3
United Kingdom | Butterworths Limited | Ordinary
Related party transactions
Company name	Butterworths Limited
Percentage of undertaking	100.00%
Reg office	GBR3
United Kingdom | Cordery Compliance Limited | Ordinary
Related party transactions
Company name	Cordery Compliance Limited (71%)
Percentage of undertaking	71.00%
Reg office	GBR3
United Kingdom | Cordery Limited | Ordinary
Related party transactions
Company name	Cordery Limited (71%) (in dissolution)
Percentage of undertaking	71.00%
Reg office	GBR3
United Kingdom | Crediva Limited | Ordinary
Related party transactions
Company name	Crediva Limited
Percentage of undertaking	100.00%
Reg office	GBR4
United Kingdom | Elsevier Limited | Ordinary
Related party transactions
Company name	Elsevier Limited
Percentage of undertaking	100.00%
Reg office	GBR5
United Kingdom | Interfolio UK Limited | Ordinary
Related party transactions
Company name	Interfolio UK Limited (in dissolution)
Percentage of undertaking	100.00%
Reg office	GBR6
United Kingdom | LexisNexis Risk Solutions UK Limited | Ordinary
Related party transactions
Company name	LexisNexis Risk Solutions UK Limited
Percentage of undertaking	100.00%
Reg office	GBR4
United Kingdom | LNRS Data Services Holdings Limited | Ordinary
Related party transactions
Company name	LNRS Data Services Holdings Limited
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | LNRS Data Services Limited | Ordinary
Related party transactions
Company name	LNRS Data Services Limited
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | Mack-Brooks Exhibitions Limited | Ordinary
Related party transactions
Company name	Mack-Brooks Exhibitions Limited
Percentage of undertaking	100.00%
Reg office	GBR2
United Kingdom | MLex Limited | Ordinary
Related party transactions
Company name	MLex Limited
Percentage of undertaking	100.00%
Reg office	GBR3
United Kingdom | Offshore Europe (Management) Limited | Ordinary
Related party transactions
Company name	Offshore Europe (Management) Limited
Percentage of undertaking	100.00%
Reg office	GBR2
United Kingdom | Offshore Europe Partnership | Partnership Interest
Related party transactions
Company name	Offshore Europe Partnership (50%)
Percentage of undertaking	50.00%
Reg office	GBR2
United Kingdom | RE (HPL) Limited | Ordinary
Related party transactions
Company name	RE (HPL) Limited
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RE (RCB) Limited | Ordinary
Related party transactions
Company name	RE (RCB) Limited
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RE Secretaries Limited | Ordinary
Related party transactions
Company name	RE Secretaries Limited
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RE (SOE) Limited | Ordinary
Related party transactions
Company name	RE (SOE) Limited
Percentage of undertaking	100.00%
Reg office	GBR2
United Kingdom | Reed Events Limited | Ordinary
Related party transactions
Company name	Reed Events Limited
Percentage of undertaking	100.00%
Reg office	GBR2
United Kingdom | Reed Exhibitions Limited | Ordinary
Related party transactions
Company name	Reed Exhibitions Limited
Percentage of undertaking	100.00%
Reg office	GBR2
United Kingdom | RELX Finance Limited | Ordinary
Related party transactions
Company name	RELX Finance Limited
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RELX Group plc | Ordinary
Related party transactions
Company name	RELX Group plc2
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RELX (Holdings) Limited | Ordinary
Related party transactions
Company name	RELX (Holdings) Limited
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RELX (Investments) plc | Ordinary
Related party transactions
Company name	RELX (Investments) plc
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | Reed Nominees Limited | Ordinary
Related party transactions
Company name	Reed Nominees Limited (in dissolution)
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RELX Overseas Holdings Limited | Ordinary
Related party transactions
Company name	RELX Overseas Holdings Limited
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | RELX (UK) Limited | Ordinary
Related party transactions
Company name	RELX (UK) Limited
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | REV GP (UK) LLP | Membership Interest
Related party transactions
Company name	REV GP (UK) LLP (50%)
Percentage of undertaking	50.00%
Reg office	GBR1
United Kingdom | REV Venture Partners Limited | Ordinary
Related party transactions
Company name	REV Venture Partners Limited
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | REV V LP | Partnership Interest
Related party transactions
Company name	REV V LP
Percentage of undertaking	100.00%
Reg office	GBR1
United Kingdom | SciBite Limited | Ordinary
Related party transactions
Company name	SciBite Limited
Percentage of undertaking	100.00%
Reg office	GBR6
United Kingdom | Sustainable Energy Conferences Limited | Ordinary
Related party transactions
Company name	Sustainable Energy Conferences Limited
Percentage of undertaking	100.00%
Reg office	GBR3
United Kingdom | Tracesmart Limited | Ordinary
Related party transactions
Company name	Tracesmart Limited
Percentage of undertaking	100.00%
Reg office	GBR4